Share-based payment	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payment	Share-based payment
a.Share-based compensation agreements
a.1)    Stock option plan - Banco Inter S.A.
Between February 2018 and January 2022, Banco Inter S.A. established stock option programs through which Inter managers and executives were granted options for the acquisition of Banco Inter S.A. Shares.
The Extraordinary General Meeting of Inter&Co, Inc. held on January 4, 2023 approved the migration of share-based payment plans, with the assumption by Inter&Co of the obligations of Banco Inter S.A. arising from the active plans and the respective programs. As a result of the corporate reorganization, the number of options held by each beneficiary was proportionally changed. Thus, for every 6 options to purchase common shares or preferred shares of Banco Inter S.A. the beneficiaries will have 1 option to purchase a Class A share of Inter&Co. In addition, the repricing of the exercise price of the options granted in 2022, which had not yet been granted, was approved. On the occasion of the repricing, the fair value of the options granted and not exercised was recalculated, and an additional amount of R$15,990 of incremental expense was calculated, to be appropriated until the final vesting period.
The main characteristics of the plans are described below:

Grant Date	Final strike date	Options (shares INTR)	Vesting	Average strike price	Participants
09/30/2016	12/21/2023	1,764,000	Up to 5 years	R$1.56	Officers, managers and key employees
02/15/2018	02/15/2025	5,452,464	Up to 5 years	R$1.80	Officers, managers and key employees
09/07/2020	09/07/2027	3,182,250	Up to 5 years	R$21.50	Officers, managers and key employees
01/31/2022	12/31/2028	3,250,000	Up to 5 years	R$15.50	Officers, managers and key employees
Changes in the options of each plan for the period ended December 31, 2024 and supplementary information are shown below:

Grant Date	12/31/2023		Granted		Expired/Cancelled		Exercised		12/31/2024
2018	115,799		—		—		43,800		71,999
2020	2,519,138		—		8,325		67,725		2,443,088
2022	2,815,750		—		77,125		93,900		2,644,725
Total	5,450,687		—		85,450		205,425		5,159,812

Weighted average price of the shares	R$	17.98	R$	—	R$	16.80	R$	14.56	R$	18.15

Grant Date	12/31/2022		Granted		Expired/Cancelled		Exercised		12/31/2023
2018	135,599		—		—		19,800		115,799
2020	2,829,225		—		309,412		675		2,519,138
2022	2,838,500		50,000		69,000		3,750		2,815,750
Total	5,803,324		50,000		378,412		24,225		5,450,687

Weighted average price of the shares	R$	18.15	R$	15.50	R$	20.41	R$	4.47	R$	17.98

Grant Date	12/31/2021		Granted		Expired/Cancelled		Exercised		12/31/2022
2016 (a)	676,800		—		—		676,800		—
2018	2,458,065		—		10,800		2,311,666		135,599
2020	2,965,350		—		48,600		87,525		2,829,225
2022	—		2,903,500		65,000		—		2,838,500
Total	5,423,415		2,903,500		124,400		2,399,191		5,803,324

Weighted average period of the Shares	R$	14.34	R$	15.50	R$	16.69	R$	2.31	R$	18.15

(a)    All options were exercised prior to June 23, 2022 when Inter & Co became, indirectly, through Inter Holding Financeira S.A. (“HoldFin”), the owner of all shares of Banco Inter.
The fair values of the period of 2018 and 2020 plans were estimated based on the Black & Scholes option valuation model considering the terms and conditions under which the options were granted, and the respective compensation expense is recognized during the vesting period.

	2018	2020
Strike price	1.80	21.50
Risk-free rate	9.97%	9.98%
Duration of the strike (years)	7	7
Expected annualized volatility	64.28%	64.28%
Fair value of the option at the grant/share date:	0.05	0.05
For the 2022 program, the fair value was estimated based on the Binomial model:

2022
Strike price	15.50
Risk-free rate	11.45%
Duration of the strike (years)	7
Expected annualized volatility	38.81%
Weighted fair value of the option at the grant/share date:	4.08
In the period ended December 31, 2024, costs amounting to R$28792 December 31, 2023: R$32,692; December 31, 2022: R$47,557) were recognized in employee benefit expenses.
a.2)Share-based payment related to Inter & Co Payments, Inc., acquisition
In the context of the acquisition of Inter&Co Payments by Inter, it was established that part of the payment to key executives of the acquired entity would be made by migrating the share-based payment plan of Inter & Co Payments, Inc., with stock options for class A shares and restricted class A shares of Inter & Co, in addition to the granting of shares issued by the Company. Considering the characteristics of the contract signed between the parties, the expense associated with the options granted are treated as a compensation expense which will be expensed over the term of the vested options and based on continued employment of such key executives.
Inter has the right to repurchase the restricted shares if these key executives cease to provide services to the Company within the term of the acquisition contract. Nevertheless, all shares will remain subject to other transfer restrictions established in the contract and in the applicable legislation.
The main characteristics of these stock-based payments are described below:

Grant Date	Options	Vesting	Average strike price (a)	Participants	Vesting date of 100% of shares
2022	489,386	Up 3 years	R$ R$11.89 per Class A	Key Executives	12/30/2024

(a)    Number of options and strike price from Inter&Co Payments, Inc.’s equity incentive plan has been agreed by the Parties at the time of the acquisition. The number of options and strike price, after the Company’s reorganization and listing on Nasdaq have been recalculated in accordance with the rate between Inter’s shares and the Company’s Class A Shares. According to the contract signed between the parties, the corresponding amount is USD1.92. The values presented in reais were converted using the dollar FX rate as of December 31, 2024.
Stock options exercised:

Grant Date	Shares	Participants	Final exercise date
2022	643,500	Key Executives	12/30/2024
Changes in Inter&Co Payments, Inc.’s granted instruments for December 31, 2024 and supplementary information are shown below:

Grant Date	12/31/2023		Granted Options		Expired/Cancelled		Exercised		12/31/2024
2022	489,386		—		—		—		489,386
Total	489,386		—		—		—		489,386
Weighted average price of the shares	R$	11.89	R$	—	R$	—	R$	—	R$	11.89

Grant Date	12/31/2022		Granted Options		Expired/Cancelled		Exercised		12/31/2023
2022	489,386		—		—		—		489,386
Total	489,386		—		—		—		489,386

Weighted average price of the shares	R$	11.89	R$	—	R$	—	R$	—	R$	11.89

Grant Date	12/31/2021		Granted Options		Expired/Cancelled		Exercised		12/31/2022
2022	—		489,386		—		—		489,386
Total	—		489,386		—		—		489,386

Weighted average price of the shares	R$	—	R$	11.89	R$	—	R$	—	R$	11.89

Grant Date	12/31/2023	Granted Shares	Expired/Cancelled	Put option exercise	12/31/2024
2022	482,625	—	—	199,942	282,683
Total	482,625	—	—	199,942	282,683

Grant Date	12/31/2022	Granted Shares	Expired/Cancelled	Put option exercise	12/31/2023
2022	643,500	—	—	160,875	482,625
Total	643,500	—	—	160,875	482,625

Grant Date	12/31/2021	Granted Shares	Expired/Cancelled	Put option exercise	12/31/2022
2022	—	643,500	—	—	643,500
Total	—	643,500	—	—	643,500
For the period ending on December 31, 2024, the amount of R$17,993 (December 31, 2023: R$33,616; December 31, 2022: R$47,362) was recognized as employee benefit expenses in the income statement of the Company.
a.3)Restricted shares agreement (RSU) - Inter.
The Extraordinary General Meeting of Inter&Co, Inc. held on January 4, 2023 approved the creation of the Omnibus Incentive Plan, which aims to promote the interests of the Company and its shareholders, strengthening the Company's ability to attract, retain and motivate employees who are expected to make contributions to the Company and to provide these people with incentives to align their interests with those of the Company’s shareholders.
The Omnibus Incentive Plan is administered by the Board of Directors of Inter&Co, Inc., which has the authority to approve grants under the program grants to the Company's employees.
In 2023, the Company granted 2,155,500 restricted stock units (RSUs) under the Omnibus Incentive Plan with vesting schedules of 25% blocks to various executives and employees of the Company and/or its direct or indirect subsidiaries. The vesting schedules are set forth in each grant agreement. As of December 31, 2024, 106,000 RSUs granted have vested and 1,074,750 RSUs were exercised.
In the first half of 2024, the Company granted 1,985,000 restricted stock units (RSUs) under the Omnibus Incentive Plan with vesting schedules of 25% blocks to several executives and employees of the Company and/or its direct or indirect subsidiaries. The vesting schedules are provided for in each grant agreement. As of December 31, 2024, 48,750 RSUs granted were lapsed/cancelled and 468,750 RSUs were exercised.
In the second half of 2024, the Company granted 130,000 restricted stock units (RSUs) under the Omnibus Incentive Plan with vesting schedules of 25% blocks to several executives and employees of the Company and/or its direct or indirect subsidiaries. Vesting schedules are set forth in each grant agreement. As of December 31, 2024, 25,000 shares were exercised.
See table below:

12/31/2024
Date of grant	Exercise rate per vesting	Fair value of share (in R$)	Remaining term of the vesting period (in years)	Vesting period (years)	Total granted	Total not vested yet
06/01/23	25%	$14.15	3.5	4.0	2,140,500	963,500
11/01/23	25%	$22.99	4.0	4.0	15,000	11,250
02/01/24	25%	$25.22	4.0	4.0	10,000	7,500
04/01/24	25%	$29.11	4.0	4.0	120,000	95,000
04/26/24	25%	$26.27	3.0	4.0	1,795,000	1,305,000
06/04/24	25%	$30.35	4.0	4.0	60,000	60,000
07/01/24	25%	$33.07	3.0	3.0	50,000	37,500
07/17/24	25%	$36.47	4.0	4.0	30,000	30,000
09/04/24	25%	$40.39	3.0	3.0	50,000	37,500
Total					4,270,500	2,547,250

12/31/2023
Date of grant	Exercise rate per vesting	Fair value of share (in R$)	Remaining term of the vesting period (in years)	Vesting period (years)	Total granted	Total not vested yet
06/01/23	25%	R$14.15	3.5	4.0	2,140,500	1,586,625
11/01/23	25%	R$22.99	4.0	4.0	15,000	15,000
Total					2,155,500	1,601,625
In the period ended December 31, 2024, the amount of R$30,219 (December 31, 2023: R$12,198 was recognized as employee benefit expenses in the income statement of the Company.